Note 23 - Income Taxes - Disclosure of Detailed Information About Effective Income Tax Expense Recovery (Details) (Parentheticals)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Statement Line Items [Line Items]
7.5% mining royalty in Mexico	7.50%	7.50%